Note 16 - Subsequent Events (Details Textual)					12 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 25, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) shares	Feb. 18, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Jan. 01, 2025 USD ($) $ / shares	Jul. 25, 2024 $ / shares shares	May 03, 2024 $ / shares
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.01	$ 0.01			$ 0.01
Proceeds from Issuance of Common Stock | $					$ 4,960,562	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 8.92	$ 21.52
Class of Warrant or Right, Exercised During Period | shares					(958,117)
Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								958,117
Warrants and Rights Outstanding, Term								5 years
Series B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								958,117
Warrants and Rights Outstanding, Term								18 months
Series A and Series B Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 1.07
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.07
Subsequent Event [Member] | Registered Direct Offering, Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				25,434
Warrants and Rights Outstanding, Term				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights, Percent of Stock Price				125.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.875
Subsequent Event [Member] | Series A Warrants [Member]
Class of Warrant or Right, Exercised During Period | shares		627,315
Subsequent Event [Member] | Series B Warrants [Member]
Class of Warrant or Right, Exercised During Period | shares		627,315
Subsequent Event [Member] | Series A and Series B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		1,254,630
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.07
Proceeds from Warrant Exercises | $		$ 1,300,000
Subsequent Event [Member] | February 18, 2025 Offering [Member]
Stock Issued During Period, Shares, New Issues | shares				363,336
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.01
Shares Issued, Price Per Share | $ / shares				$ 1.5
Proceeds from Issuance of Common Stock | $				$ 545,004
Sale of Stock, Agent Placement Fee, Percent of Gross Proceeds				7.00%
Sale of Stock, Management Fee, Percent of Gross Proceeds				1.00%
Professional Fees | $				$ 15,000
Sale of Stock, Placement Agent, Warrants Assigned, Number of Securities Called by Warrants, Percent of Shares Sold				7.00%
Renovaro Acquisition [Member] | Renovaro Preferred Stock [Member]
Business Acquisition, Equity Interest Issued and Issuable, Exchange Rate							1
Renovaro Acquisition [Member] | Subsequent Event [Member]
Common Stock, Conditional Par Value, 30 Consecutive Days, Business Acquisition | $ / shares							$ 4.5
Stock Issued During Period, Shares, Acquisitions (in shares) | shares			467,290
Stock Issued During Period, Value, Acquisitions | $			$ 500,000
Stock to Be Issued During Period, Shares, Acquisitions (in shares) | shares	901,298
Stock to Be Issued During Period, Value, Acquisitions | $	$ 964,389
Renovaro Acquisition [Member] | Subsequent Event [Member] | Minimum [Member] | Renovaro [Member]
Minimum Fundraising Required | $							$ 15,000,000
Renovaro Acquisition [Member] | Subsequent Event [Member] | Renovaro Preferred Stock [Member]
Business Acquisition, Equity Interest Issued and Issuable, Exchange Rate							1
Preferred Stock, Redemption Price Per Share (in dollars per share) | $ / shares							$ 3
Preferred Stock, Convertible, Conversion Ratio							1